RELATED PARTY TRANSACTIONS (Disclosure of detailed information about key management compensation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [Abstract]
Director fees	$ 444	$ 265
Salaries, consulting and management fees	1,569	2,071
Share-based compensation	1,551	855
Total	3,564	3,191
Amount included in accounts payable and accrued liabilities	$ 9	$ 303